Financial liabilities - Royalty certificates (Details) - EUR (€) € / shares in Units, € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 169,170	€ 162,256
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities		€ 1
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Effective interest rate	34.00%
Increase in financial liabilities	€ 11,318
Financial liabilities, at fair value	€ 88,094	€ 7,313
Discount rate	10.00%
Royalty certificates | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in carrying value due to reasonably possible increase in unobservable input liabilities	€ 1,439
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)
Increase (decrease) in carrying value resulting from a reasonably possible decrease in unobservable input liabilities	€ (1,591)
Royalty certificates | POS | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 5,014	€ 572
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (5,014)	€ (572)
Royalty certificates | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in carrying value due to reasonably possible increase in unobservable input liabilities	€ 2,436
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)
Increase (decrease) in carrying value resulting from a reasonably possible decrease in unobservable input liabilities	€ (3,851)
Royalty certificates | Peak penetration | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 2,991	€ 1,735
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (5,686)	€ (2,527)
Royalty certificates | Discount rate | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(1.00%)	(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (4,334)	€ (314)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 4,612	€ 332
Royalty certificates | Share price | At fair value
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities		€ 1
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input		€ 1,160
Amount of reasonably possible decrease in unobservable input, liabilities		€ (1)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input		€ (1,160)